VOYA INVESTMENT MANAGEMENT

7337 EAST DOUBLETREE RANCH ROAD, SUITE 100

SCOTTSDALE, AZ 85258

April 28, 2017

VIA EDGAR

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C.  20549

Re:                 Voya Investors Trust (“Registrant”)

SEC File Nos. 33-23512; 811-5629

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, (the “1933 Act”) this is to certify that the Registrant’s Adviser Class, Institutional Class, Service Class, and Service 2 Class Prospectus; VY® Clarion Global Real Estate Portfolio’s Adviser Class, Institutional Class, Service Class, and Service 2 Class Prospectus; the Registrant’s Class P2 Prospectus; the Registrant’s Class R6 Prospectus; Voya Global Perspectives® Portfolio’s Adviser Class, Institutional Class, and Service Class Prospectus; Voya Retirement Portfolios’ Adviser Class and Institutional Class Prospectus; the Registrant’s Adviser Class, Institutional Class, Class P2, Class R6, Service Class, and Service 2 Class Statement of Additional Information; and Voya Fund-of-Fund Portfolios’ Adviser Class, Institutional Class, and Service Class Statement of Additional Information, each dated May 1, 2017 that would be filed pursuant to 497(c) under the 1933 Act would not have differed from that contained in Post-Effective Amendment No. 129 to the Trust’s Registration Statement on Form N-1A filed on April 25, 2017.

Should you have any questions or comments regarding this filing, please contact Jay Stamper at 480-477-2660 or the undersigned at 480-477-2649.

Very truly yours,

/s/ Paul A. Caldarelli
Paul A. Caldarelli
Vice President and Senior Counsel
Voya Investment Management — Voya Family of Funds

cc:                              Huey P. Falgout, Jr., Esq.

Voya Investments, LLC

Elizabeth J. Reza, Esq.

Ropes & Gray LLP